Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Reynolds Funds, Inc.
Entity Central Index Key	0000832574
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Reynolds Blue Chip Growth Fund
Shareholder Report [Line Items]
Fund Name	Reynolds Blue Chip Growth Fund
Class Name	Reynolds Blue Chip Growth Fund
Trading Symbol	RBCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reynolds Blue Chip Growth Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://reynoldsfunds.com. You can also request this information by contacting us at 800-773-9665.
Additional Information Phone Number	800-773-9665
Additional Information Website	https://reynoldsfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Reynolds Blue Chip Growth Fund	$227	2.00%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025, the Fund outperformed its benchmark, the S&P 500 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
U.S. equities gained for the 12 months ended September 30, 2025 driven by resilient corporate profits, extremely strong interest in generative artificial intelligence and the Federal Reserve’s beginning pivot to lower interest rates.
Against this backdrop, security selection was the primary contributor to the Fund’s performance versus the benchmark for the fiscal year, especially within semiconductors & semiconductor equipment. Also, helping our relative result was an underweight in household durables and oil, gas & consumable fuels.
A top individual contributor was an overweight in NVIDIA. The stock was the Fund’s biggest holding. Other notable contributors to performance were an overweight in Alphabet, Amazon, CrowdStrike, Meta Platforms, Microsoft and Netflix. A notable contributor to performance was an underweight in Costco and Starbucks.
In contrast, a detractor from performance was an overweight in hotels, restaurants & leisure.
Two of the biggest individual relative detractors from performance were an overweight in Apple and Salesforce.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Reynolds Blue Chip Growth Fund	27.35	13.05	13.57
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://reynoldsfunds.com for more recent performance information.
Net Assets	$ 76,768,915
Holdings Count | $ / shares	249
Advisory Fees Paid, Amount	$ 699,872
Investment Company Portfolio Turnover	411.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$76,768,915
Number of Holdings	249
Net Advisory Fee	$699,872
Portfolio Turnover	411%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Sectors	(%)
Information Technology	42.5%
Communication Services	22.6%
Consumer Discretionary	15.4%
Industrials	4.9%
Financials	4.6%
Consumer Staples	2.2%
Health Care	1.4%
Energy	0.3%
Materials	0.2%
Cash & Other	5.9%

Top Holdings	(%)
NVIDIA Corp.	9.5%
Netflix, Inc.	7.9%
Meta Platforms, Inc. - Class A	6.1%
Amazon.com, Inc.	6.0%
Microsoft Corp.	4.6%
First American Government Obligations Fund - Class X	3.7%
Alphabet, Inc. - Class C	3.6%
Apple, Inc.	3.3%
Booking Holdings, Inc.	2.9%
Alphabet, Inc. - Class A	2.5%

Updated Prospectus Web Address	https://reynoldsfunds.com